Costs According to Type of Cost (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs According to Type of Cost
Other external expenses	kr 311,329	kr 176,729	kr 111,251
Personnel costs	68,943	34,157	19,090
Depreciation on equipment's and right-of-use assets	2,823	1,822	51
Other operating expenses		4,525	2,090
Total	kr 383,095	kr 217,233	kr 132,482